Property and Equipment, Net (Details) - Schedule of Property and Equipment - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Cost:
Total cost	¥ 192,204,583	¥ 197,935,223
Less: Accumulated depreciation	(40,654,997)	(37,826,114)
Property and equipment, net	151,549,586	160,109,109
Buildings [Member]
Cost:
Total cost	184,813,833	184,813,833
Electronic devices and other general equipment [Member]
Cost:
Total cost	3,922,582	6,484,156
Leasehold improvements [Member]
Cost:
Total cost	¥ 3,468,168	¥ 6,637,234